13F-HR
9/30/12

0000889780
koong@h3

NONE
1
Douglas L. Dethy
212-446-9330

DCCapital@dccap.com

13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) : [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas L. Dethy
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

Douglas L. Dethy	New York, New York November 5 2012

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.  /s/ Douglas L. Dethy

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value total:	$145,680.

List of Other Included Managers:

No.	13F File Number		Name

   FORM 13F INFORMATION TABLE

        NAME OF ISSUER        TITLE OF    CUSIP     VALUE      SHARES/  SH/PUT/ INVSTMT  OTHER  VOTING AUTHORITY
                                                   (x$1000)    PRN AMT  PRNCALLDISCRETN MANAGERS  SOLE   SHARED NONE

Abercrombie & Fitch Co           COM    002896207      1526       45000 SH       Sole               45000
Allegheny Technologies Inc.      COM    01741R102     15950      500000 SH       Sole              500000
Brunswick Corp                   COM    117043109      3168      140000 SH       Sole              140000
Citigroup Inc                    COM    172967424      8180      250000 SH       Sole              250000
Clear Channel Outdoor Holdings Class A  18451C109      1196      200000 SH       Sole              200000
Commercial Vehicle Group Inc.    COM    202608105      2940      400000 SH       Sole              400000
Delta Air Lines Inc.             COM    247361702      9160     1000000 SH       Sole             1000000
Eaton Corporation                COM    278058102     23635      500000 SH       Sole              500000
Facebook Inc                   Class A  30303M102      6498      300000 SH       Sole              300000
Greenbrier Companies Inc         COM    393657101      5649      350000 SH       Sole              350000
JC Penney Co Inc                 COM    708160106       243       10000 SH       Sole               10000
Johnson Controls Inc             COM    478366107      6850      250000 SH       Sole              250000
Louisiana Pacific Corp           COM    546347105     12500     1000000 SH       Sole             1000000
MetLife, Inc.                    COM    59156R108      8615      250000 SH       Sole              250000
Noranda Aluminum Holding Corp.   COM    65542W107      5018      750000 SH       Sole              750000
Quiksilver Inc                   COM    74838C106      1102      331850 SH       Sole              331850
Schlumberger Ltd                 COM    806857108     21699      300000 SH       Sole              300000
Tilly's Inc                    Class A  886885102       183       10000 SH       Sole               10000
Transcocean Ltd                  COM    H8817H100     11223      250000 SH       Sole              250000
Vera Bradley Inc                 COM    92335C106       346       14500 SH       Sole               14500